13. Stock Compensation (June 2019) (Details - Grant activity) - Common Stock Grants [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Common stock grants, beginning balance	1,802,667	310,000
Common stock grants, awards	23,300	2,141,500
Common stock grants, forfeiture/cancelled	(70,000)	(90,000)
Common stock grants, vested	(90,800)	(558,833)
Common stock grants, ending balance	1,665,167	1,802,667